Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s net deferred tax assets at December 31, 2013 and 2012 are as follows:

	December 31,
Deferred tax assets:	2013	2012
Net operating loss carryforwards	$900,830	$—
Research and development costs	845,900	6,807
Start-up and organizational costs	1,554	1,665
Stock-based compensation	647	—
Other accruals	90,680	—
Total gross deferred tax assets	1,839,611	8,472
Less: valuation allowance	(1,839,611)	(8,472)
Deferred tax assets, net	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended December 31, 2013	For the period October 30, 2012 (Inception) through December 31, 2012
Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income taxes	(5.8)	(5.8)
Permanent difference:
Stock based compensation	0.1	—
Derivative instrument issuance - financing warrant	1.3	—
General and administrative expense - consulting warrant	3.9	—
Change in fair value of derivative liability	1.3	—
Increase in valuation allowance	33.2	39.8
Effective income tax rate	0.0%	0.0%